Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other payables
Schedule of trade and other payables

	2024	2023
	£’000	£’000
Trade payables	341,288	302,708
Other payables	9,734	12,039
Accrued expenses	52,257	62,271
Social security and other taxes	21,645	20,595
	424,924	397,613
Less: non-current portion
Trade payables	175,835	160,649
Other payables	59	492
Non-current trade and other payables	175,894	161,141
Current trade and other payables	249,030	236,472